SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A
REGISTRATION STATEMENT
(NO. 33-34494)
UNDER THE SECURITIES ACT OF 1933
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Post-Effective Amendment No.
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Post-Effective Amendment No. 81
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and
REGISTRATION STATEMENT
(NO. 811-06093)
UNDER THE INVESTMENT COMPANY ACT OF 1940
Amendment No. 82
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VANGUARD INSTITUTIONAL INDEX FUNDS
(Exact Name of Registrant as Specified in Declaration of Trust)

P.O. Box 2600, Valley Forge, PA 19482
(Address of Principal Executive Office)
Registrant’s Telephone Number (610) 669-1000
Anne E. Robinson, Esquire
P.O. Box 876
Valley Forge, PA 19482
It is proposed that this filing will become effective (check appropriate box)
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immediately upon filing pursuant to paragraph (b)
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on November 17, 2023, pursuant to paragraph (b)
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60 days after filing pursuant to paragraph (a)(1)
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on [date] pursuant to paragraph (a)(1)
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75 days after filing pursuant to paragraph (a)(2)
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on [date] pursuant to paragraph (a)(2) of rule 485. If appropriate, check the following box:
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This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Explanatory Note

This Post-Effective Amendment No. 81 under the Securities Act of 1933, as amended (the “Securities Act”) (Amendment No. 82 under the Investment Company Act of 1940, as amended (the “1940 Act”)) to the registration statement on Form N-1A (the “Registration Statement”) of Vanguard Institutional Index Funds (the “Trust”) is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 under the Securities Act solely for the purpose of delaying, until November 17, 2023, the pending effective date of the Trust’s 80th Post-Effective Amendment.

By way of further background, Post-Effective Amendment No. 80 was filed under Rule 485(a)(2) on July 21, 2023, to register shares of Vanguard Extended Market Index Fund, a new series of the Trust (the “Acquiring Fund”), in connection with a reorganization of a predecessor fund (Vanguard Extended Market Index Fund, a series of Vanguard Index Funds) with and into the Acquiring Fund. The Acquiring Fund is identical in management to the predecessor fund, and the investment objective, strategies, and policies remain unchanged.

This Post-Effective Amendment No. 81 incorporates by reference the information contained in Parts A, B, and C of Post-Effective Amendment No. 80 to the Registrant’s Registration Statement.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant hereby certifies that it meets all requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the Town of Valley Forge and the Commonwealth of Pennsylvania, on the 19th day of October, 2023.

VANGUARD INSTITUTIONAL INDEX FUNDS

BY: /s/ Mortimer J. Buckley*

Mortimer J. Buckley

Chairman and Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated:

Signature	Title	Date
/s/ Mortimer J. Buckley*	Chairman and Chief Executive Officer	October 19, 2023

Mortimer J. Buckley
/s/ Tara Bunch*	Trustee	October 19, 2023

Tara Bunch
/s/ Emerson U. Fullwood*	Trustee	October 19, 2023

Emerson U. Fullwood
/s/ F. Joseph Loughrey*	Trustee	October 19, 2023

F. Joseph Loughrey
/s/ Mark Loughridge*	Trustee	October 19, 2023

Mark Loughridge
/s/ Scott C. Malpass*	Trustee	October 19, 2023

Scott C. Malpass
/s/ Deanna Mulligan*	Trustee	October 19, 2023

Deanna Mulligan
/s/ André F. Perold*	Trustee	October 19, 2023

André F. Perold
/s/ Sarah Bloom Raskin*	Trustee	October 19, 2023

Sarah Bloom Raskin
/s/ Grant Reid*	Trustee	October 19, 2023

Grant Reid
/s/ David Thomas*	Trustee	October 19, 2023

David Thomas
/s/ Peter F. Volanakis*	Trustee	October 19, 2023

Peter F. Volanakis

Signature	Title	Date
/s/ Christine Buchanan*	Chief Financial Officer	October 19, 2023

Christine Buchanan

*By: /s/ Anne E. Robinson

Anne E. Robinson, pursuant to a Power of Attorney filed on July 21, 2023 (see File Number 33-53683) and to a Power of Attorney filed on March 29, 2023 (see File Number 2-11444), Incorporated by Reference.